13F-HR
<SEQUENCE>1
<FILENAME>futuris20111230.txt
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 30, 2011

Amendment [ ]; Amendment Number:
  This Amendment:   [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Futuris Asset Management AB
Normalmstog 14
SE-10386 Stockholm, Sweden

13F File Number: 150-01720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jonas Hamilton
Head of Middle Office
+46 8 56621480
Signature, Place, and Date of Signing:

/s/ Jonas Hamilton    Stockholm, Sweden	  Februrary 13, 2012

Report Type:

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 3
Form 13F Information Table Value Total: 69,785
List of Other Included Managers:

ISSUER            TYPE  CUSIP      VALUE      SHS      INVEST        OTHER       VOTING
                                  (X1000)              DSCRTN        MNGRS        AUTH
DRYSHIPS INC      SHS Y2109Q101    6000     3000000     SOLE          N/A         SOLE
MICROSOFT CORP    COM 594918104    38940    1500000     SOLE          N/A         SOLE
OCEAN RIG UDW INC SHS Y64354205    24845    2036498     SOLE          N/A         SOLE